Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated January 8, 2018
to the Statutory Prospectus dated December 31, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2018
Prospectus Date	rr_ProspectusDate	Jan. 08, 2018
Principal Funds Inc | SystematEx International Fund
Prospectus:	rr_ProspectusTable
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Lowest return for a quarter during the period of the bar chart above: Q1 '16 (2.80)%
Principal Funds Inc | SystematEx International Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)